Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Negative VOBA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Liabilities
Balance at January 1,	$ 1,596	$ 2,162	$ 2,916
Amortization of negative VOBA	(361)	(442)	(579)
Effect of foreign currency translation and other	(42)	(124)	(175)
Balance at December 31,	1,193	1,596	2,162
Accumulated amortization	$ 2,765	$ 2,404	$ 1,962